As filed with the Securities and Exchange Commission on July 25, 2019

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,150	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,150	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SUM0703

Boston, MA 02111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 23, 2019, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 2,150 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 23, 2019, the effectiveness of the registration statement for the iShares BB Rated Corporate Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 1,932 on July 6, 2018, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
1,965	September 18, 2018	October 18, 2018
1,979	October 17, 2018	November 16, 2018
1,993	November 15, 2018	December 14, 2018
2,010	December 13, 2018	January 11, 2019
2,027	January 10, 2019	February 8, 2019
2,039	February 7, 2019	March 8, 2019
2,059	March 7, 2019	April 5, 2019
2,079	April 4, 2019	May 3, 2019
2,101	May 2, 2019	May 31, 2019
2,126	May 30, 2019	June 28, 2019
2,140	June 27, 2019	July 26, 2019

This Post-Effective Amendment No. 2,150 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1,932.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,150 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of July, 2019.

iSHARES TRUST

By:
Martin Small*
President

Date: July 25, 2019

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,150 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Salim Ramji**
Trustee

Date: July 25, 2019

John E. Martinez*
Trustee

Date: July 25, 2019

Cecilia H. Herbert*
Trustee

Date: July 25, 2019

John E. Kerrigan*
Trustee

Date: July 25, 2019

Robert S. Kapito*
Trustee

Date: July 25, 2019

Madhav V. Rajan*
Trustee

Date: July 25, 2019

Jane D. Carlin*
Trustee

Date: July 25, 2019

Drew E. Lawton*
Trustee

Date: July 25, 2019

Richard L. Fagnani*
Trustee

Date: July 25, 2019

/s/ Neal J. Andrews
Neal J. Andrews*
Treasurer and Chief Financial Officer

Date: July 25, 2019

*By:	/s/ Neal J. Andrews
Neal J. Andrews
Attorney-in-fact

Date: July 25, 2019

*

Powers of Attorney, each dated April 1, 2019, for Martin Small, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Neal J. Andrews are incorporated herein by reference to Post-Effective Amendment No. 2,076, filed April 2, 2019.

**	Power of Attorney, dated June 19, 2019, for Salim Ramji is incorporated herein by reference to Post-Effective Amendment No. 2,136, filed June 20, 2019.